Short-term borrowings	12 Months Ended
Mar. 31, 2024
Short-term borrowings
16. Short-term borrowings
Short-term borrowings mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its operations. Short-term borrowings as of March 31, 2023 and March 31, 2024 comprised the following:

	As of March 31,
	2023		2024		2024

	(In millions)
Borrowed in the call market	Rs.	14,359.5	Rs.	50,356.7	US$	604.2
Term borrowings from institutions/banks		735,131.5		1,028,262.6		12,338.2
Foreign currency borrowings		320,695.0		200,685.2		2,408.0
Bills rediscounted		19,711.5		34,432.6		413.2

Total	Rs.	1,089,897.5	Rs.	1,313,737.1	US$	15,763.6

Total borrowings outstanding:
Maximum amount outstanding	Rs.	1,154,282.6	Rs.	2,415,549.7	US$	28,984.3
Average amount outstanding	Rs.	870,879.3	Rs.	1,416,168.6	US$	16,992.7
Weighted average interest rate		4.0%		6.9%		6.9%